Income Taxes - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal Income Tax Rate	21.00%	21.00%
Federal Operating Loss Carryforwards		$ 976,277
State Operating Loss Carryforwards		976,277
Tax credits, research and development		$ 5,968
Threshold change in ownership percentage that limits utilization of tax carryforwards		50.00%
Cumulative change in ownership, period threshold		3 years